N-2 - USD ($)			3 Months Ended
		Mar. 28, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001544206
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		Carlyle Secured Lending, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price)
Sales load	2.00	% (1)
Offering expenses	0.24%
Dividend reinvestment plan expenses	None	(2)
Total stockholder transaction expenses	2.24%
(1)
Represents the maximum commission with respect to the shares being sold in this offering that the Company may pay to the Sales Agents in connection with sales of common stock effected by the Sales Agents in this offering. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of common stock pursuant to this prospectus supplement and the accompanying prospectus. Actual sales of common stock under this prospectus supplement and the accompanying prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the common stock at the time of any such sale.

(2)
You will pay brokerage charges if you direct your broker or the plan agent to sell your common stock that you acquired pursuant to the Company’s dividend reinvestment plan (“DRP”). You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the DRP. The expenses of administering the DRP are included in “Other Expenses.” See “Dividend Reinvestment Plan” included in the accompanying prospectus.

Sales Load [Percent]	[1]	2.00%
Underwriters Compensation [Percent]	[2]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.24%
Annual Expenses [Table Text Block]
Estimated annual expenses (as a percentage of net assets attributable to common stock): (3)
Base management fee payable under the Investment Advisory Agreement	3.15	% (4)
Incentive fee payable under the Investment Advisory Agreement (17.5% of pre-incentive fee net investment income and capital gains)	2.41	% (5)
Interest payments on borrowed funds	7.34	% (6)
Other expenses	1.72	% (7)(9)
Acquired fund fees and expenses	2.36	% (8)
Total annual expenses	16.98%
(3)	The net assets attributable to common stock used to calculate the percentages in this table reflect our net assets of approximately $855,204,000 as of December 31, 2024.
(4)
The base management fee under the Investment Advisory Agreement is calculated and payable quarterly in arrears at an annual rate of 1.50% of the average value of the gross assets at the end of the two most recently completed fiscal quarters; provided, however, that the base management fee is calculated and payable quarterly in arrears at an annual rate of 1.00% of the average value of the gross assets as of the end of the two most recently completed calendar quarters that exceeds the product of (A) 200% and (B) the average value of the Company’s net asset value at the end of the two most recently completed calendar quarters. The Company’s gross assets exclude any cash and cash equivalents and include assets acquired through the incurrence of debt. For purposes of the table above, the percentage reflected is calculated based on our average net assets (rather than our average gross assets) for the same period. The base management fee is payable quarterly in arrears. See “Our Investment Adviser” in Part I, Item 1 and “Investment Advisory Agreement” in Note 4 to our consolidated financial statements in Part II, Item 8 of our Annual Report on Form
10-K
for the year ended December 31, 2024, which are incorporated herein by reference.
(5)
We may have capital gains and net investment income that could result in the payment of an incentive fee to the Investment Adviser in the twelve months after the date of this prospectus supplement. The incentive fee payable in the example below is estimated based on our actual results for the year ended December 31, 2024, and assumes that the incentive fee is 17.5% for all relevant periods. However, the incentive fee payable to the Investment Adviser is based on our performance and will not be paid unless we achieve certain goals.

The incentive fee has two parts. The first part is calculated and payable quarterly in arrears based on our pre-incentive
fee net investment income for the immediately preceding calendar quarter. The second part is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Advisory Agreement, as of the termination date) in an amount equal to 17.5% of our realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. See “Our Investment Adviser” in Part I, Item 1 and “Investment Advisory Agreement” in Note 4 to our consolidated financial statements in Part II, Item 8 of our Annual Report on Form
10-K
for the year ended December 31, 2024, which are incorporated herein by reference.

(6)
Interest payments on borrowed funds is estimated based on our interest expense for the year ended December 31, 2024 under (i) our secured borrowings under the Credit Facility, which were $213.4 million, (ii) the $380 million in aggregate principal amount of notes offered by the
2015-1
Issuer (the
“2015-1N
Notes”), (iii) the $85 million in aggregate principal amount of 8.20% senior unsecured notes due December 1, 2028 (the “2028 Notes”), and (iv) the $300 million in aggregate principal amount of 6.75% senior unsecured notes due February 18, 2030 (the “2030 Notes”), excluding fees (such as fees on undrawn amounts and amortization of upfront fees). This estimated item is based on the assumption that our borrowings and interest costs after an offering will remain similar to those prior to such offering. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. Our stockholders indirectly bear the costs of borrowings under any debt instruments we may enter into.

(7)
Includes our estimated overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Investment Adviser. See “Our Investment Adviser” in Part I, Item 1 and “Investment Advisory Agreement” in Note 4 to our consolidated financial statements in Part II, Item 8 of our Annual Report on Form
10-K
for the year ended December 31, 2024, which are incorporated herein by reference. The expenses in this table are based on our actual other expenses for the year ended December 31, 2024.

(8)
Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest that (1) are investment companies or (2) would be investment companies under Section 3(a) of the Investment Company Act but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the Investment Company Act. This amount includes the estimated annual fees and expenses of Middle Market Credit Fund, LLC and Middle Market Credit Fund II, LLC, which were our only acquired funds as of December 31, 2024.

(9)	Estimated.

Management Fees [Percent]	[3],[4]	3.15%
Interest Expenses on Borrowings [Percent]	[4],[5]	7.34%
Incentive Fees [Percent]	[4],[6]	2.41%
Acquired Fund Fees and Expenses [Percent]	[4],[7]	2.36%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[4],[8],[9]	1.72%
Total Annual Expenses [Percent]		16.98%
Expense Example [Table Text Block]
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. The incentive fee payable in the example below assumes that the incentive fee is 17.5% for all relevant periods. Transaction expenses (including sales load and offering expenses) are included in the following example.

Example -	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return (none of which is subject to the incentive fee based on capital gains)	$168	$447	$664	$1,018
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains)	$177	$466	$687	$1,035

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		Our investment objective is to generate current income and, to a lesser extent, capital appreciation primarily through assembling a portfolio of secured debt investments in U.S. middle market companies.
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our common stock involves a number of significant risks. Before deciding whether to invest in our common stock, you should carefully consider the risk factors below, and the risks and uncertainties described in the section titled “Risk Factors” in our most recently filed Annual Report on
Form 10-K,
our most recently filed quarterly report on
Form 10-Q
and any subsequent filings made with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference herein and therein before you decide whether to invest in our common stock. The risks in these documents are not the only risks we face, and we may face other risks that we have not yet identified, which we do not currently deem material or which are not yet predictable. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially adversely affected. In such case, our NAV, the trading price of our common stock and the value of our other securities could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Forward Looking Statements” in this prospectus supplement.
Management will have broad discretion as to the use of proceeds from this offering and may invest or spend the proceeds in ways with which you do not agree and in ways that may not increase the value of your investment.
Our management will have broad discretion over the use of proceeds from this offering, including for any of the purposes described in the section of this prospectus supplement titled “Use of Proceeds.” You may not agree with our management’s decisions, and our use of the proceeds may not yield any return on your investment. If we fail to apply the net proceeds from this offering effectively or in a timely manner, we might not be able to yield a significant return, if any, on our investment of these net proceeds. You will not have the opportunity to influence our decisions on how to use our net proceeds from this offering.
You may experience future dilution as a result of future equity offerings.
		In order to raise additional capital, we may in the future offer additional shares of our common stock or other securities convertible into or exchangeable for our common stock. We cannot assure you that we will be able to sell shares or other securities in any other offering at a price per share that is equal to or greater than the price per share paid by investors in this offering, and investors purchasing shares or other securities in the future could have rights superior to existing stockholders. The price per share at which we sell additional shares of our common stock or other securities convertible into or exchangeable for our common stock in future transactions may be higher or lower than the price per share in this offering. A significant portion of our total outstanding shares are eligible to be sold into the market, which could cause the market price of our common stock to drop significantly, even if our business is doing well.
Share Price [Table Text Block]
The following table sets forth, for our two most recent fiscal years and our two most recently completed fiscal quarters, the NAV per share of our common stock, the range of high and low closing sales prices of our common stock, the closing sales price as a premium (discount) to NAV and the dividends or distributions declared by us. On March 27, 2025, the last reported closing sales price of our common stock on The Nasdaq Global Select Market was $16.91 per share, which represented a premium of approximately 0.7% to the NAV per share reported by us as of December 31, 2024.

		Closing Sales Price
	NAV (1)	High	Low	High Sales Price Premium (Discount) to NAV (2)	Low Sales Price Premium (Discount) to NAV (2)	Cash Dividend Per Share (3)
Year ending December 31, 2023
First quarter	$17.09	$15.67	$13.41	(8.31%)	(21.53%)	$0.44
Second quarter	$16.73	$14.88	$13.13	(11.06%)	(21.52%)	$0.44
Third quarter	$16.86	$15.83	$14.44	(6.11%)	(14.35%)	$0.44
Fourth quarter	$16.99	$15.57	$13.40	(8.36%)	(21.13%)	$0.44
Year ending December 31, 2024
First quarter	$17.07	$16.55	$14.80	(3.05%)	(13.30%)	$0.48
Second quarter	$16.95	$18.24	$16.11	7.61%	(4.96%)	$0.47
Third quarter	$16.85	$18.36	$16.12	8.96%	(4.33%)	$0.47
Fourth quarter	$16.80	$18.28	$16.22	8.81%	(3.45%)	$0.45
Year ending December 31, 2025
First quarter	*			*	*

(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low closing sales prices. The NAVs shown are based on outstanding shares at the end of the relevant quarter.

(2)	Calculated as the respective high or low closing sales price less NAV, divided by NAV (in each case, as of the applicable quarter).
(3)	Represents the dividend or distribution declared in the relevant quarter.
*	NAV has not yet been calculated for this period.

Lowest Price or Bid			$ 16.22	$ 16.12	$ 16.11	$ 14.8	$ 13.4	$ 14.44	$ 13.13	$ 13.41
Highest Price or Bid			$ 18.28	$ 18.36	$ 18.24	$ 16.55	$ 15.57	$ 15.83	$ 14.88	$ 15.67
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]		8.81%	8.96%	7.61%	(3.05%)	(8.36%)	(6.11%)	(11.06%)	(8.31%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]		(3.45%)	(4.33%)	(4.96%)	(13.30%)	(21.13%)	(14.35%)	(21.52%)	(21.53%)
Share Price			$ 16.91
NAV Per Share	[11]		$ 16.8	$ 16.85	$ 16.95	$ 17.07	$ 16.99	$ 16.86	$ 16.73	$ 17.09
Management Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management will have broad discretion as to the use of proceeds from this offering and may invest or spend the proceeds in ways with which you do not agree and in ways that may not increase the value of your investment.
Our management will have broad discretion over the use of proceeds from this offering, including for any of the purposes described in the section of this prospectus supplement titled “Use of Proceeds.” You may not agree with our management’s decisions, and our use of the proceeds may not yield any return on your investment. If we fail to apply the net proceeds from this offering effectively or in a timely manner, we might not be able to yield a significant return, if any, on our investment of these net proceeds. You will not have the opportunity to influence our decisions on how to use our net proceeds from this offering.

Future Equity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
You may experience future dilution as a result of future equity offerings.
In order to raise additional capital, we may in the future offer additional shares of our common stock or other securities convertible into or exchangeable for our common stock. We cannot assure you that we will be able to sell shares or other securities in any other offering at a price per share that is equal to or greater than the price per share paid by investors in this offering, and investors purchasing shares or other securities in the future could have rights superior to existing stockholders. The price per share at which we sell additional shares of our common stock or other securities convertible into or exchangeable for our common stock in future transactions may be higher or lower than the price per share in this offering. A significant portion of our total outstanding shares are eligible to be sold into the market, which could cause the market price of our common stock to drop significantly, even if our business is doing well.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		198,000,000
Incentive Fee Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 168
Expense Example, Years 1 to 3		447
Expense Example, Years 1 to 5		664
Expense Example, Years 1 to 10		1,018
Net Realized Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		177
Expense Example, Years 1 to 3		466
Expense Example, Years 1 to 5		687
Expense Example, Years 1 to 10		$ 1,035

[1]	Represents the maximum commission with respect to the shares being sold in this offering that the Company may pay to the Sales Agents in connection with sales of common stock effected by the Sales Agents in this offering. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of common stock pursuant to this prospectus supplement and the accompanying prospectus. Actual sales of common stock under this prospectus supplement and the accompanying prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the common stock at the time of any such sale.
[2]	You will pay brokerage charges if you direct your broker or the plan agent to sell your common stock that you acquired pursuant to the Company’s dividend reinvestment plan (“DRP”). You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the DRP. The expenses of administering the DRP are included in “Other Expenses.” See “Dividend Reinvestment Plan” included in the accompanying prospectus.
[3]	The base management fee under the Investment Advisory Agreement is calculated and payable quarterly in arrears at an annual rate of 1.50% of the average value of the gross assets at the end of the two most recently completed fiscal quarters; provided, however, that the base management fee is calculated and payable quarterly in arrears at an annual rate of 1.00% of the average value of the gross assets as of the end of the two most recently completed calendar quarters that exceeds the product of (A) 200% and (B) the average value of the Company’s net asset value at the end of the two most recently completed calendar quarters. The Company’s gross assets exclude any cash and cash equivalents and include assets acquired through the incurrence of debt. For purposes of the table above, the percentage reflected is calculated based on our average net assets (rather than our average gross assets) for the same period. The base management fee is payable quarterly in arrears. See “Our Investment Adviser” in Part I, Item 1 and “Investment Advisory Agreement” in Note 4 to our consolidated financial statements in Part II, Item 8 of our Annual Report on Form 10-K for the year ended December 31, 2024, which are incorporated herein by reference.
[4]	The net assets attributable to common stock used to calculate the percentages in this table reflect our net assets of approximately $855,204,000 as of December 31, 2024.
[5]	Interest payments on borrowed funds is estimated based on our interest expense for the year ended December 31, 2024 under (i) our secured borrowings under the Credit Facility, which were $213.4 million, (ii) the $380 million in aggregate principal amount of notes offered by the 2015-1 Issuer (the “2015-1N Notes”), (iii) the $85 million in aggregate principal amount of 8.20% senior unsecured notes due December 1, 2028 (the “2028 Notes”), and (iv) the $300 million in aggregate principal amount of 6.75% senior unsecured notes due February 18, 2030 (the “2030 Notes”), excluding fees (such as fees on undrawn amounts and amortization of upfront fees). This estimated item is based on the assumption that our borrowings and interest costs after an offering will remain similar to those prior to such offering. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. Our stockholders indirectly bear the costs of borrowings under any debt instruments we may enter into.
[6]	We may have capital gains and net investment income that could result in the payment of an incentive fee to the Investment Adviser in the twelve months after the date of this prospectus supplement. The incentive fee payable in the example below is estimated based on our actual results for the year ended December 31, 2024, and assumes that the incentive fee is 17.5% for all relevant periods. However, the incentive fee payable to the Investment Adviser is based on our performance and will not be paid unless we achieve certain goals. The incentive fee has two parts. The first part is calculated and payable quarterly in arrears based on our pre-incentive fee net investment income for the immediately preceding calendar quarter. The second part is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Advisory Agreement, as of the termination date) in an amount equal to 17.5% of our realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. See “Our Investment Adviser” in Part I, Item 1 and “Investment Advisory Agreement” in Note 4 to our consolidated financial statements in Part II, Item 8 of our Annual Report on Form 10-K for the year ended December 31, 2024, which are incorporated herein by reference.
[7]	Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest that (1) are investment companies or (2) would be investment companies under Section 3(a) of the Investment Company Act but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the Investment Company Act. This amount includes the estimated annual fees and expenses of Middle Market Credit Fund, LLC and Middle Market Credit Fund II, LLC, which were our only acquired funds as of December 31, 2024.
[8]	Estimated.
[9]	Includes our estimated overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Investment Adviser. See “Our Investment Adviser” in Part I, Item 1 and “Investment Advisory Agreement” in Note 4 to our consolidated financial statements in Part II, Item 8 of our Annual Report on Form 10-K for the year ended December 31, 2024, which are incorporated herein by reference. The expenses in this table are based on our actual other expenses for the year ended December 31, 2024.
[10]	Calculated as the respective high or low closing sales price less NAV, divided by NAV (in each case, as of the applicable quarter).
[11]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low closing sales prices. The NAVs shown are based on outstanding shares at the end of the relevant quarter.